CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 145,118	$ 83,045		$ 128,318
Trade and other receivables, net of allowance	9,277	11,695		2,878
Contract assets	18,460	18,000		11,700	$ 6,186
Other current assets	18,689	11,157		5,779
Total current assets	240,647	123,897		148,675
Property, plant and equipment, net	19,794	19,689		14,148
Right-of-use assets	6,437	6,969		4,686
Equity method investment	9,835	10,561		24,752
Equity security investment	14,990	14,990		0
Other non-current assets	300	750		750
Total assets	307,957	176,856		193,011
Liabilities, Current [Abstract]
Accounts payable	11,522	7,455		2,444
Other accrued liabilities	4,143	6,621		7,059
AM SAFE liability	0	28,986		28,271
Warrants	9,919	1,989		1,729
Contract liabilities	3,042	3,101		3,476	5,480
Accrued salaries and wages	4,644	7,031		4,261
Current lease liabilities	807	798		2,050
Total current liabilities	34,077	55,981		49,290
Non-current lease liabilities	5,939	6,615		3,283
Non-current contract liabilities	10,171	10,760		13,901	11,291
Brookfield SAFE liability	19,400	50,000		0
Other long-term liabilities	1,591	1,591		823
Total liabilities	78,145	124,947		67,297
Commitments and Contingencies (see note 15)
Redeemable convertible preferred stock, $0.0001 par value; 20,000,000 and 130,133,670 shares authorized, — and 129,148,393 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	0	480,631	$ 480,631	480,631	394,408
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value; 400,000,000 and 158,918,093 shares authorized, 195,451,596 and 10,422,051 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	19	1		1
Additional paid-in capital	988,188	24,782		21,710
Accumulated other comprehensive income	2,691	2,740		3,261
Accumulated deficit	(761,086)	(456,245)		(379,889)
Total shareholders’ equity (deficit)	229,812	(428,722)	$ (370,978)	(354,917)	$ (311,216)
Total liabilities, contingently redeemable preferred stock, and shareholders' equity	$ 307,957	$ 176,856		$ 193,011